Investment Strategy - Global X Funds - Global X Adaptive Risk Managed Yield ETF	Jun. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index, or in investments that have economic characteristics that are similar to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by NorthCrest Asset Management (the "Index Provider"). The Underlying Index is calculated and maintained by Solactive AG (the "Calculation Agent"). The Underlying Index is designed to dynamically allocate between either 100% exposure to the Solactive USD High Yield Corporates Total Market Index ("High
Yield Bond Position") or 100% exposure to the Solactive 1-3 month US T-Bill Index ("U.S. Treasury Position"). The High Yield Bond Position, is designed to track the performance of a basket of US dollar-denominated high yield corporate bonds. Currently, the bonds eligible for inclusion in the High Yield Bond Position include US dollar-denominated high yield corporate bonds that: (i) are issued by companies with a country of risk classified as developed markets by Solactive AG (“Solactive” or “Calculation Agent”); (ii) have a composite rating calculated from available ratings among three rating agencies: Moody’s ® Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”) and Standard & Poor’s ® Financial Services, LLC (“S&P”) as sub-investment grade; (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date at most 15 years; and (vi) have at least one year to maturity (or at least 20 months to maturity for bonds newly added to the index). In addition, the High Yield Bond Position may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Under normal circumstances, the High Yield Bond Position is reconstituted and rebalanced on a monthly basis. The US Treasury Position is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months.

The Underlying Index seeks to provide exposure to the High Yield Bond Position during periods of normal high yield bond market returns, and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals (explained in further detail below) that have been developed based on historical data. The Underlying Index uses two quantitative signals calculated daily by the Calculation Agent to determine how the Underlying Index will be allocated between either the High Yield Bond Position or the U.S. Treasury Position, as further described below:

I.The moving average convergence divergence (“MACD”), which shows the relationship between two moving averages of the prices of securities within the High Yield Bond Position by subtracting the 26-day exponential moving average of the High Yield Bond Position from its 12-day exponential moving average and;
II.The level of the Cboe Volatility Index (“VIX”), which is a benchmark index designed to measure the market’s expectation of future volatility.

The allocation to either the High Yield Bond Position or the U.S. Treasury Position is determined as follows:
•Exit Voting: If the Underlying Index is currently invested in the High Yield Bond Position, both signals must be triggered for the Underlying Index to exit the High Yield Bond Position and enter the U.S. Treasury Position.
•Entry Voting: If the Underlying Index is currently invested in the U.S. Treasury Position, both signals must be triggered for the Underlying Index to exit the U.S. Treasury Position and enter the High Yield Bond Position.

The trigger threshold for each signal is based on a predetermined Z-score level for that given signal. A Z-score (often referred to as a “standard score”) is a measure of how many standard deviations below or above the mean a data point is, and can be used to identify data points that may be considered outliers relative to the mean. The Z-score threshold is determined using historical returns data for the High Yield Bond Position since its inception in December of 2006. The Z-scores identify cases where the recent performance of the High Yield Bond Position or the VIX are sufficiently statistically different from the historical performance to indicate if positive market returns may be likely going forward. Depending on the performance of the High Yield Bond Position and the VIX, each signal may remain unchanged for an extended period of time or may change states over relatively short periods of time.

Each signal looks at the recent performance of the High Yield Bond Position or the VIX, and compares that to the historical performance of the High Yield Bond Position or the VIX, respectively. Below is a description of each signal and its trigger threshold for market entry or exit:

MACD Signal:
•Market Exit Vote: If the prior day Z-Score of the MACD is below -1.00 based on historical data, it may indicate that a drawdown event is possible, and the signal votes to move out of the High Yield Bond Position and into the U.S. Treasury Position.
•Market Entry Vote: If the prior day Z-Score of the MACD is above-1.00 based on historical data, it may indicate that the High Yield Bond Position will experience positive returns, and the signal votes to re-enter the High Yield Bond Position.

VIX Signal:
•Market Exit Vote: If the Z-Score of the level of the VIX is above 2.00, the signal votes to exit the High Yield Bond Position and enter the U.S. Treasury Position. If the Z-score of the level of the VIX is above 2.00, based on historical data, it may indicate that a drawdown event is possible, and the signal votes to move out of the High Yield Bond Position and into the U.S. Treasury Position.
•Market Entry Vote: If the Z-Score of the level of the VIX is below 2.00, the signal indicates to exit the U.S. Treasury Position and enter the High Yield Bond Position. If the Z-score of the level of the VIX is below 2.00, based on historical data, it may indicate that the High Yield Bond Position will experience positive returns, and the signal votes to re-enter the High Yield Bond Position.

Each of the signals are calculated daily by the Calculation Agent. Whenever the required number of signals are triggered, the Underlying Index allocates 100% weight to either the constituents of the High Yield Bond Position or the U.S. Treasury Position. As a result, the Fund may engage in active and frequent trading of its portfolio securities to achieve its investment objective. Whenever the Underlying Index rebalances into either the High Yield Bond Position or into the Treasury Position, the new weights go into effect four trading days after the decision and will be changed on a pro rata basis by 50% on the first day of rebalancing and by the remaining 50% on the next business day. After changing its allocation, the Underlying Index must remain in the same allocation (the High Yield Bond Position or the U.S. Treasury Position) for at least ten trading days before it can change its allocation again. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

In seeking to track the Underlying Index, the Fund may purchase the component securities of the High Yield Bond Position, the U.S. Treasury Position, and/or may purchase other ETFs that have economic characteristics that are similar to the economic characteristics of such component securities and/or high yield bonds. The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). As of April 24, 2026, the number of components comprising the Underlying Index was 1,259. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of April 24, 2026, the Underlying Index was not concentrated in any industry or sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index, or in investments that have economic characteristics that are similar to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of April 24, 2026, the Underlying Index was not concentrated in any industry or sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.